SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Disclosure of detailed information about supplemental cash flow information

	2021	2020
Accretion expense	$3,093	$2,629
Finance expense	2,604	3,981
Finance income	(248)	(346)
Gain on sale of Cangold	(823)	—
	$4,626	$6,264

Disclosure of detailed information about non cash transactions

	2021	2020
Change in reclamation and remediation provision included within mineral properties, plant and equipment and exploration and evaluation assets	$815	$13,943
Change in lease liability related to right-of-use assets	2,824	890
Shares issued upon settlement of obligation	$53	39